UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  028-14680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                5/14/2013
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 68

Form 13F Information Value Total (thousands):     $100,681

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                               TITLE OF                    VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----           -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                           COM           88579y101    1169       11000    SH         Sole                   11000
Air Prods & Chems Inc           COM           009158106    3380       38800    SH         Sole                   38800
Airgas Inc                      COM           009363102     278        2870    SH         Sole                    2870
Albany Intl Corp Cl A           COM           012348108    1221       42250    SH         Sole                   42250
Apache Corp                     COM           037411105     981       12694    SH         Sole                   12694
Autodesk Inc                    COM           052769106    1487       35797    SH         Sole                   35797
Bard C R Inc                    COM           067383109    1109       11000    SH         Sole                   11000
Becton Dickinson & Co           COM           075887109    1752       18330    SH         Sole                   18330
Berkshire Hathaway Inc Cl B     COM           084670702    2188       21000    SH         Sole                   21000
Brookfield Asset Mgmt
  Inc Cl A                      COM           112585104    1569       43000    SH         Sole                   43000
Brookfield Infrast
  Partners LP                   LP INT UNIT   g16252101     923       24250    SH         Sole                   24250
C H Robinson Worldwide Inc      COM           12541w209    2200       37000    SH         Sole                   37000
Canadian National Railway Co    COM           136375102     276        2750    SH         Sole                    2750
Charles River Laboratories
  Int                           COM           159864107    1266       28900    SH         Sole                   28900
Clean Harbors Inc               COM           184496107    2261       38925    SH         Sole                   38925
Core Laboratories NV            COM           n22717107     690        5000    SH         Sole                    5000
Corning Inc                     COM           219350105    2057      154370    SH         Sole                  154370
Danaher Corp                    COM           235851102    2220       35730    SH         Sole                   35730
DENTSPLY Intl Inc               COM           249030107    2025       47541    SH         Sole                   47541
Devon Energy Corp               COM           25179m103    2536       44956    SH         Sole                   44956
Dominion Resources Inc VA       COM           25746u109     204        3500    SH         Sole                    3500
Du Pont E I De Nemours & Co     COM           263534109    2463       50100    SH         Sole                   50100
Ecolab Inc                      COM           278865100    2445       30500    SH         Sole                   30500
Emerson Electric Co             COM           291011104     657       11750    SH         Sole                   11750
EQT Corporation                 COM           26884l109    1022       15077    SH         Sole                   15077
Equity Midstream Partners LP    UNIT LTD
                                PARTN         26885b100     747       19250    SH         Sole                   19250
Exxon Mobil Corp                COM           30231g102     407        5120    SH         Sole                    5120
FirstEnergy Corp                COM           337932107    1592       37742    SH         Sole                   37742
Fiserv Inc                      COM           337738108    2504       28500    SH         Sole                   28500
Gardner Denver Inc              COM           365558105    1277       17000    SH         Sole                   17000
Heico Corp                      COM           422806109    2035       46885    SH         Sole                   46885
IHS Inc Cl A                    COM           451734107    2688       26671    SH         Sole                   26671
International Flavors &
  Fragra                        COM           459506101    3350       43700    SH         Sole                   43700
iShares High Div Equity Fund    HGH DIV
                                EQT FD        46429b663     261        4000    SH         Sole                    4000
JPMorgan Chase & Co             ALERIAN
                                ML ETN        46625h365     455       10000    SH         Sole                   10000
Kinder Morgan Energy Partners   UT LTD        494550106     292        3250    SH         Sole                    3250
Kirby Corp                      COM           497266106    2375       31226    SH         Sole                   31226
Laboratory Corp America
  Holdin                        COM           50540r409    1669       18500    SH         Sole                   18500
Lennox Intl Inc                 COM           526107107    2476       39000    SH         Sole                   39000
McCormick & Co Inc Non Vtg      COM           579780206    2832       38500    SH         Sole                   38500
McDonalds Corp                  COM           580135101     249        2500    SH         Sole                    2500
Merck & Co Inc                  COM           58933y105     244        5515    SH         Sole                    5515
Micros Systems Inc              COM           594901100     849       18670    SH         Sole                   18670
Monotype Imaging Holdings Inc   COM           61022p100    1881       79200    SH         Sole                   79200
Monsanto Co                     COM           61166w101     899        8515    SH         Sole                    8515
Newmont Mining Corp             COM           651639106     511       12200    SH         Sole                   12200
Oneok Inc                       COM           682680103     506        8610    SH         Sole                    8610
Pall Corp                       COM           696429307    1272       18600    SH         Sole                   18600
Patterson Companies Inc         COM           703395103    2054       54000    SH         Sole                   54000
Paychex Inc                     COM           704326107    2775       79151    SH         Sole                   79151
PerkinElmer Inc                 COM           714046109    1357       38024    SH         Sole                   38024
Praxair Inc                     COM           74005p104     335        3000    SH         Sole                    3000
Precision Castparts Corp        COM           740189105    1745        9200    SH         Sole                    9200
ProShares Trust Short S&P 500   PSHS SHRT     74347r503     644       21000    SH         Sole                   21000
ProShares UltraShort S&P 500    PSHS ULSHT    74347b300    1206       27450    SH         Sole                   27450
PTC INC COM                     COM           69370c100    1274       50000    SH         Sole                   50000
Regal Beloit Corp               COM           758750103    3010       36900    SH         Sole                   36900
Roper Industries Inc            COM           776696106    1296       10183    SH         Sole                   10183
Schlumberger Ltd                COM           806857108    1230       16562    SH         Sole                   16562
Sherwin Williams Co             COM           824348106     884        5234    SH         Sole                    5234
Sigma Aldrich Corp              COM           826552101    2081       26839    SH         Sole                   26839
Source Capital Inc              COM           836144105     794       13550    SH         Sole                   13550
Teleflex Inc                    COM           879369106    3131       37045    SH         Sole                   37045
Thermo Fisher Scientific Inc    COM           883556102    3014       39400    SH         Sole                   39400
Tiffany & Co                    COM           886547108    1321       19000    SH         Sole                   19000
Tortoise MLP Fund Inc           COM           89148b101     944       34500    SH         Sole                   34500
Varian Med Systems Inc          COM           92220p105    1234       17135    SH         Sole                   17135
Woodward Inc                    COM           980745103     600       15100    SH         Sole                   15100